SUBSEQUENT EVENT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENT
NOTE 12 – SUBSEQUENT EVENT

The Company is in the process of dissolving its wholly owned Canadian subsidiary UGMC Mining, Inc., which was incorporated in British Columbia on September 14, 2010.  It expects this subsidiary to be dissolved during 2011.

In accordance with ASC 855-10, the Company’s management reviewed all material events through the issuance date of this quarterly report on Form 10-Q and there are no other material subsequent events to report.

NOTE 15 – SUBSEQUENT EVENTS

On January 26, 2011, the Company’s stockholders approved a reverse stock split in a ratio ranging from one-for-five to one-for-fifty of the Company’s issued and outstanding shares of common stock and to effect a reduction in the number of authorized shares of common stock in an amount ranging from 30% to 75% of the current authorized number, in both cases in a ratio and amount to be determined by the Company’s Board of Directors if it determines to proceed with such reverse stock split. The Company’s Board of Directors has recently determined that it will effectuate such reverse stock split in the future.

As discussed in Note 8 above concerning the Hemco Option, the Share Purchase Agreement and the transactions contemplated thereunder were terminated because the closing did not occur on or before February 15, 2011 and accordingly, the Company determined not to exercise the Hemco Option. The Company determined not to proceed with a private placement of its securities to obtain proceeds that would have been used to acquire the Hemco Assets.

On February 16, 2011, the British Columbia Securities Commission (the “BCSC”) issued an order (the “Order”) that trading in the Company's securities cease until the Company has filed certain documents with the BCSC, such documents to include an independent technical report on our Toldafria property and all documents filed with the SEC, and the executive director of the BCSC makes an order revoking the Order. The BCSC has asserted that the Company is a reporting issuer under BC Instrument 51-509, “Issuers Quoted in the U.S. Over-the-Counter Markets”, as they allege that the Company's business was directed or administered from British Columbia and the Company's securities are quoted on the OTC Bulletin Board. The Company believes that the Order will not affect trades of the its securities that have no connection to the Province of British Columbia. The Company is currently seeking legal advice in connection with this matter.

On February 28, 2011, Andrew Neale resigned from his position as a member of the Company’s Board of Directors and any committees thereof effective as of that date. During 2010, Mr. Neale was granted 2,000,000 options, of which 666,667 options were fully vested as of Mr. Neale’s resignation date. The 1,333,333 unvested options granted to Mr. Neale were forfeited as of Mr. Neale’s termination date. Mr. Neale had until March 30, 2011 to exercise the remaining 666,667 vested options, but did not notify the Company that he wished to do so and such shares then became available for further issuance pursuant to the 2008 Plan.